Municipal Total Return Managed Accounts Portfolio
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.4%
	MUNICIPAL BONDS – 105.4%
	Alabama – 1.4%
$850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	12/19 at 100.00	A1	$853,120
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
1,750	5.000%, 10/01/25 – AGM Insured (AMT)	No Opt. Call	AA	2,054,762
1,890	5.000%, 10/01/26 – AGM Insured (AMT)	No Opt. Call	AA	2,256,792
1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,454,760
	Tuscaloosa County Board of Education, Alabama, Special Tax School Warrants, Series 2017:
960	5.000%, 2/01/36	2/27 at 100.00	AA-	1,144,992
795	5.000%, 2/01/37	2/27 at 100.00	AA-	945,231
1,050	5.000%, 2/01/43	2/27 at 100.00	AA-	1,235,409
4,720	University of Alabama, General Revenue Bonds, Series 2019C, 4.000%, 7/01/33	7/29 at 100.00	AA	5,502,859
2,310	University of South Alabama, University Facilities Revenue Bonds, Series 2019A, 5.000%, 4/01/39 – BAM Insured	4/29 at 100.00	AA	2,849,824
15,595	Total Alabama			18,297,749
	Alaska – 0.4%
1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,302,169
1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (AMT)	7/25 at 100.00	Baa2	1,542,450
1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	AA-	1,756,575
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	11/19 at 100.00	B3	1,001,360
5,000	Total Alaska			5,602,554
	Arizona – 1.5%
	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2017A:
1,000	5.000%, 7/01/36	7/24 at 100.00	AA	1,144,740
1,000	5.000%, 7/01/37	7/24 at 100.00	AA	1,142,910
1,250	5.000%, 7/01/38	7/24 at 100.00	AA	1,426,262
1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2045, 14.342%, 1/01/43, 144A (IF) (4)	1/22 at 100.00	AA-	1,277,550

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D:
$100	3.000%, 7/01/22, 144A	No Opt. Call	BB	$100,715
100	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	110,208
1,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	1,081,800
115	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	121,100
1,000	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba2	1,080,450
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
3,450	5.000%, 7/01/35	7/25 at 100.00	A+	4,032,532
1,000	5.000%, 7/01/45	7/25 at 100.00	A+	1,150,990
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (AMT)	7/23 at 100.00	AA-	1,122,860
250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	269,555
225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB-	243,464
455	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	N/R	429,748
410	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	447,236
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A:
220	3.900%, 9/01/24, 144A	No Opt. Call	BB+	224,402
1,500	5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	1,610,640
180	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 4.625%, 3/01/22, 144A	No Opt. Call	BB+	183,449
275	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011, 7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (5)	295,738
1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A	1,153,170
16,530	Total Arizona			18,649,519

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.4%
	Little Rock School District, Pulaski County, Arkansas, General Obligation Bonds, Refunding Series 2019:
$1,370	3.000%, 2/01/24	No Opt. Call	Aa2	$1,458,461
1,000	3.000%, 2/01/27	8/24 at 100.00	Aa2	1,056,140
1,985	3.000%, 2/01/28	8/24 at 100.00	Aa2	2,084,806
4,355	Total Arkansas			4,599,407
	California – 11.6%
500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	AA-	519,675
655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	968,843
5,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38 (UB) (4)	11/27 at 100.00	AA-	6,136,750
1,300	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/35	3/26 at 100.00	A+	1,417,338
1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	12/19 at 100.00	BBB+	1,007,250
205	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35	8/27 at 100.00	BBB+	246,189
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/38 (UB)	11/27 at 100.00	AA-	5,648,900
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Series 2017A:
775	5.000%, 11/15/37 (UB) (4)	11/27 at 100.00	AA-	946,849
1,000	5.000%, 11/15/42 (UB) (4)	11/27 at 100.00	AA-	1,213,290
220	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB-	233,992
100	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A	6/26 at 100.00	BB	112,402
1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,309,399
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
260	4.750%, 8/01/22	No Opt. Call	BB	273,702
675	5.000%, 8/01/32	8/22 at 100.00	BB	708,791
675	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	715,810
735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	BBB+	831,799
685	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30	8/27 at 100.00	BBB	807,499

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
$1,000	5.000%, 7/01/29	7/27 at 100.00	Baa2	$1,207,880
3,015	5.000%, 7/01/33	7/27 at 100.00	Baa2	3,575,609
1,750	4.000%, 7/01/42	7/27 at 100.00	Baa2	1,898,697
1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30 (Pre-refunded 7/01/20), 144A	7/20 at 100.00	Baa2 (5)	1,338,012
6,735	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/36 (AMT)	6/28 at 100.00	BBB	8,019,836
890	California Municipal Finance Authority, Revenue Bonds, Southern California Institute of Architecture Project, Series 2017, 5.000%, 12/01/39	12/27 at 100.00	BBB+	1,056,519
3,510	California School Finance Authority Charter School Revenue Notes, Inspire Charter Schools, Series 2019B, 3.000%, 7/15/20, 144A	No Opt. Call	N/R	3,513,264
1,250	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25, 144A	No Opt. Call	BBB	1,314,087
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35, 144A	8/25 at 100.00	BBB	1,127,960
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
460	5.000%, 8/01/21, 144A	No Opt. Call	BBB	486,091
330	5.000%, 8/01/24, 144A	No Opt. Call	BBB	376,335
360	5.000%, 8/01/25, 144A	No Opt. Call	BBB	419,620
790	5.000%, 8/01/26, 144A	8/25 at 100.00	BBB	916,147
250	5.000%, 8/01/27, 144A	8/25 at 100.00	BBB	288,735
1,485	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A	10/27 at 100.00	BB+	1,674,842
755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A	10/22 at 100.00	BBB-	811,104
700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	754,950
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
310	5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	342,435
325	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	353,350
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
450	4.000%, 7/01/20	No Opt. Call	BBB	457,007
510	5.000%, 7/01/21	No Opt. Call	BBB	537,566
640	5.000%, 7/01/22	No Opt. Call	BBB	694,240
1,075	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	1,201,678
300	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/25, 144A	No Opt. Call	BBB	350,445

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	California State University, Systemwide Revenue Bonds, Series 2019A, 5.000%, 11/01/44 (UB) (4)	11/29 at 100.00	Aa2	$6,301,100
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/36 (UB)	8/26 at 100.00	Aa2	6,027,800
465	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	4/20 at 100.00	AA+	473,719
	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
825	5.000%, 10/01/31	10/26 at 100.00	A-	984,175
830	5.000%, 10/01/32	10/26 at 100.00	A-	987,501
3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,430,244
165	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB	195,327
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
1,675	5.000%, 5/15/34	5/27 at 100.00	Baa1	2,014,037
1,000	5.000%, 5/15/36	5/27 at 100.00	Baa1	1,196,710
1,130	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A, 5.000%, 8/01/29	8/22 at 102.00	AA-	1,264,176
440	Carson Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged & Amended Project Area, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	AA-	520,744
4,000	El Cajon Redevelopment Agency Successor Agency, San Diego County, California, Tax Allocation Bonds, Refunding Series 2018, 5.000%, 10/01/34 – BAM Insured	10/28 at 100.00	AA	4,998,880
750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	804,397
1,250	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35	9/23 at 103.00	N/R	1,344,500
50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A+	66,442
1,400	Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%, 5/15/29 (AMT)	5/27 at 100.00	AA	1,722,672
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
2,500	5.000%, 5/15/44 (UB) (4)	5/29 at 100.00	Aa2	3,117,875
2,500	5.000%, 5/15/49 (UB) (4)	5/29 at 100.00	Aa2	3,107,200
	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
320	5.000%, 5/15/24	No Opt. Call	BBB	360,938
745	5.000%, 5/15/26	5/25 at 100.00	BBB	852,645
750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (AMT)	5/25 at 100.00	AA	875,947

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
$2,200	5.000%, 5/15/33 (AMT)	5/26 at 100.00	AA-	$2,606,560
500	5.000%, 5/15/34 (AMT)	5/26 at 100.00	AA-	591,335
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
1,000	5.000%, 5/15/33 (AMT)	5/27 at 100.00	AA-	1,209,510
2,000	5.000%, 5/15/34 (AMT)	5/27 at 100.00	AA-	2,412,560
1,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/33 (AMT)	11/27 at 100.00	AA-	1,387,356
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Bonds, LAXFUEL Corporation at Los Angeles International Airport, Refunding Series 2012:
750	5.000%, 1/01/22 (AMT)	No Opt. Call	A	807,015
3,000	5.000%, 1/01/32 (AMT)	1/22 at 100.00	A	3,198,270
365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	427,612
2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB-	2,131,143
85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (5)	93,865
	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,160,234
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,374,290
1,215	Sacramento Area Flood Control Agency, California, Special Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	10/24 at 100.00	AA	1,405,463
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	724,316
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,511,519
300	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	345,078
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
1,000	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A	1,206,800
500	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A	601,545
1,000	San Diego Unified Port District, California, Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/27	9/23 at 100.00	A+	1,131,050
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45 (AMT) (UB) (4)	5/29 at 100.00	A+	12,074,400
5,000	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2019A, 5.000%, 1/01/24 (AMT)	No Opt. Call	A1	5,721,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	$1,537,434
550	San Jose, California, Airport Revenue Bonds, Refunding Series 2014A, 5.000%, 3/01/25 (AMT)	3/24 at 100.00	A	635,113
1,530	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/29 (AMT)	3/27 at 100.00	A	1,871,802
500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (5)	557,135
	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017:
585	5.000%, 1/01/25	No Opt. Call	BBB+	671,791
1,110	5.000%, 1/01/26	No Opt. Call	BBB+	1,300,842
530	5.000%, 1/01/28	No Opt. Call	BBB+	641,496
1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,204,430
128,230	Total California			149,003,630
	Colorado – 3.9%
4,000	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2012, 5.000%, 12/01/28	12/22 at 100.00	Aa2	4,445,440
640	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015, 5.000%, 12/01/40	12/25 at 100.00	AA	751,488
1,270	Arkansas River Power Authority, Colorado, Power Supply System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30	10/28 at 100.00	BBB	1,534,008
4,275	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 5.250%, 12/01/32	6/29 at 100.00	AA+	5,616,495
	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,193,660
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,581,290
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36, 144A	7/25 at 100.00	BB	534,730
300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/42	12/22 at 100.00	BB+	308,589
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,975	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,418,703
3,000	5.000%, 8/01/32	8/29 at 100.00	BBB+	3,667,080
3,500	5.000%, 8/01/33	8/29 at 100.00	BBB+	4,266,990
1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A+	1,783,932

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196, 16.320%, 1/01/35, 144A (IF) (4)	1/24 at 100.00	AA-	$1,594,830
900	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33	12/23 at 103.00	N/R	962,406
1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,469,871
4,925	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48 (UB) (4)	6/26 at 100.00	AA+	5,326,437
484	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	488,327
500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	514,900
	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2018:
1,250	5.250%, 12/01/33	12/27 at 100.00	AA	1,581,700
1,665	5.500%, 12/01/36	12/27 at 100.00	AA	2,126,488
1,130	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	1,349,898
1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	BBB	1,029,270
3,320	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2012A, 5.000%, 11/01/32	11/22 at 100.00	AA+	3,663,587
500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	510,140
1,085	Weld County School District RE8, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/01/31	12/26 at 100.00	Aa2	1,324,091
42,424	Total Colorado			50,044,350
	Connecticut – 1.3%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/36	7/27 at 100.00	A	599,315
410	5.000%, 7/01/37	7/27 at 100.00	A	489,909
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	AA-	2,898,050
4,000	Greenwich, Connecticut, General Obligation Bonds, Series 2018, 3.000%, 1/16/20	No Opt. Call	N/R	4,016,720
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017:
1,500	5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	1,743,330
6,465	5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,302,929
15,375	Total Connecticut			17,050,253

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware – 0.1%
$535	Delaware Economic Development Authority, Delaware, Delaware, First State Montessori Academy, Inc Project, Series 2019A, 4.000%, 8/01/29, 144A	No Opt. Call	BBB-	$597,686
390	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB+	402,733
700	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB+	725,025
1,625	Total Delaware			1,725,444
	District of Columbia – 3.1%
5,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2012C, 5.000%, 10/01/29	10/22 at 100.00	AA+	5,523,200
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39	4/26 at 100.00	AA+	2,371,300
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34	4/27 at 100.00	AAA	2,449,060
5,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49 (UB) (4)	4/28 at 100.00	AAA	6,060,150
1,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	Aaa	1,179,780
1,000	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	1,196,600
5,000	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2010A, 5.000%, 12/01/29	6/20 at 100.00	AAA	5,108,500
	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28	10/23 at 100.00	AA	1,122,360
1,000	5.000%, 10/01/29	10/23 at 100.00	AA	1,118,750
575	5.000%, 10/01/30	10/23 at 100.00	AA	640,975
5,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A2	6,052,250
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017A, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,368,760
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017B, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,368,760
	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2019:
250	5.000%, 7/01/28	No Opt. Call	BBB+	307,623
250	5.000%, 7/01/29	No Opt. Call	BBB+	311,775
2,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (AMT)	10/22 at 100.00	AA-	2,189,440
35,075	Total District of Columbia			40,369,283
	Florida – 8.8%
1,210	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB	1,238,979

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB	$805,793
5,000	Brevard County School Board, Florida, Certificates of Participation, Refunding Series 2017A, 5.000%, 7/01/31	7/27 at 100.00	Aa3	6,093,250
1,930	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/35 (AMT)	10/27 at 100.00	A+	2,304,304
1,000	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/23 – AGM Insured (AMT)	9/21 at 100.00	AA	1,065,590
2,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/35 (AMT)	9/29 at 100.00	A1	2,458,580
3,680	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A+	4,451,034
3,035	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,525,942
	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2018C:
1,225	5.000%, 10/01/36	10/28 at 100.00	AA	1,534,913
1,315	5.000%, 10/01/37	10/28 at 100.00	AA	1,638,845
1,000	5.000%, 10/01/38	10/28 at 100.00	AA	1,239,420
	Deerfield Beach, Florida, Capital Improvement Revenue Bonds, Series 2018:
2,865	5.000%, 12/01/37	12/28 at 100.00	AA	3,564,547
1,200	5.000%, 12/01/38	12/28 at 100.00	AA	1,489,356
1,555	Florida Board of Governors, Florida, Dormitory Revenue Bonds, Florida Atlantic University, Refunding Series 2017A, 4.000%, 7/01/33 – BAM Insured	7/26 at 100.00	AA	1,726,019
495	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	515,810
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
175	5.150%, 7/01/27, 144A	No Opt. Call	N/R	181,029
385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	397,143
170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	188,107
3,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	1/20 at 105.00	N/R	2,826,630
5,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019B, 1.900%, 1/01/49 (Mandatory Put 3/17/20) (AMT)	No Opt. Call	Aaa	5,006,350
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.125%, 6/01/27 (AMT)	6/21 at 100.00	AA+	2,112,660
3,465	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	3,890,086

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017:
$1,010	5.000%, 10/01/32 (AMT)	10/27 at 100.00	A+	$1,219,050
400	5.000%, 10/01/34 (AMT)	10/27 at 100.00	A+	480,736
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/28 (AMT)	10/25 at 100.00	AA-	1,768,815
1,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/30 (AMT)	10/24 at 100.00	AA-	1,150,460
715	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/35 (AMT)	10/28 at 100.00	AA-	875,932
3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (AMT)	10/23 at 100.00	A+	3,454,200
6,100	Hillsborough County, Florida, Capital Improvement Non-Ad Valorem Revenue Bonds, Series 2019, 3.000%, 8/01/37	8/29 at 100.00	AAA	6,430,864
1,650	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Baptist Health Properties, Refunding Series 2017, 5.000%, 8/15/35	8/27 at 100.00	AA	2,006,532
1,110	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	1,229,791
1,900	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB-	1,942,370
	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 (AMT)	No Opt. Call	A	1,266,355
605	5.000%, 10/01/26 (AMT)	No Opt. Call	A	715,552
1,155	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,202,505
5,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (4)	1/29 at 100.00	AA	5,558,300
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850	5.000%, 11/15/23	No Opt. Call	A-	966,305
250	5.000%, 11/15/26	11/24 at 100.00	A-	288,720
375	5.000%, 11/15/27	11/24 at 100.00	A-	431,966
500	5.000%, 11/15/28	11/24 at 100.00	A-	574,615
	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	A-	1,032,021
920	5.000%, 10/01/28	10/24 at 100.00	A-	1,052,581
500	5.000%, 10/01/30	10/24 at 100.00	A-	568,420
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
590	5.000%, 7/01/23	No Opt. Call	BBB	648,333
1,750	5.125%, 7/01/46	7/27 at 100.00	BBB	1,973,265

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30, 144A	3/23 at 100.00	Aa3	$2,225,400
2,870	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	3,399,831
705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (AMT)	10/22 at 100.00	A	777,707
1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (AMT)	10/24 at 100.00	A	1,323,700
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,179,740
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/38 (AMT)	10/28 at 100.00	A	4,816,720
2,290	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2016B, 4.000%, 10/01/34	10/26 at 100.00	Aa2	2,577,097
1,250	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 – AGM Insured	11/27 at 100.00	AA	1,515,775
425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	502,622
505	Pinellas County School Board, Florida, Certificates of Participation, Master Lease Program, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	Aa3	606,177
850	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36	10/28 at 100.00	A1	1,050,132
2,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/33	5/26 at 100.00	AA	2,207,860
500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	566,525
1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,626,182
3,250	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Refunding Series 2016B, 5.000%, 7/01/37	7/26 at 100.00	A-	3,730,740
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	8,630
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (7)	No Opt. Call	N/R	—
20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	12/19 at 100.00	N/R	17,145
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	12/19 at 100.00	N/R	10,558
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	12/19 at 100.00	N/R	—
99,510	Total Florida			113,234,616
	Georgia – 1.5%
2,210	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/31 (AMT)	1/22 at 100.00	AA-	2,369,186

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$5,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT) (UB) (4)	7/29 at 100.00	AA-	$5,611,500
220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234, 16.490%, 3/01/23, 144A (IF) (4)	No Opt. Call	Aa2	397,355
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A:
1,335	4.000%, 7/01/44 (UB) (4)	7/29 at 100.00	AA+	1,488,378
3,665	4.000%, 7/01/49 (UB) (4)	7/29 at 100.00	AA+	4,061,810
	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A:
2,390	5.000%, 4/01/35	4/27 at 100.00	A	2,839,081
1,380	5.000%, 4/01/37	4/27 at 100.00	A	1,630,912
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
600	2.300%, 6/01/27	No Opt. Call	AAA	622,032
675	2.350%, 12/01/27	No Opt. Call	AAA	701,352
17,475	Total Georgia			19,721,606
	Guam – 0.1%
450	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/24	7/23 at 100.00	A-	503,748
340	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB-	340,452
500	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	549,910
1,290	Total Guam			1,394,110
	Hawaii – 0.7%
	Hawaii State Department of Transportation - Airports Division, Lease Revenue Certificates of Participation, Series 2013:
1,000	5.250%, 8/01/24 (AMT)	8/23 at 100.00	A+	1,135,760
1,600	5.000%, 8/01/28 (AMT)	8/23 at 100.00	A+	1,787,232
2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (AMT)	7/25 at 100.00	AA-	2,288,960
	Hawaii State, General Obligation Bonds, Series 2011DZ:
990	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	1,068,556
610	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+ (5)	658,404
2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,352,040
8,200	Total Hawaii			9,290,952
	Idaho – 0.9%
	Boise State University, Idaho, General Revenue Bonds, Series 2018A:
240	5.000%, 4/01/34	4/28 at 100.00	Aa3	295,303
575	5.000%, 4/01/38	4/28 at 100.00	Aa3	699,453
600	5.000%, 4/01/39	4/28 at 100.00	Aa3	728,712

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
$500	5.000%, 6/01/29	12/24 at 100.00	A3	$577,360
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,150,870
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,403,855
	Canyon County School District 139, Idaho, General Obligation Bonds, Series 2019B:
1,000	5.000%, 9/15/37	3/29 at 100.00	Aaa	1,263,820
750	5.000%, 9/15/39	3/29 at 100.00	Aaa	942,210
1,250	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/37	9/28 at 100.00	A-	1,488,388
865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA-	1,041,019
1,070	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 4.600%, 9/01/27	9/22 at 100.00	A3	1,157,119
9,940	Total Idaho			11,748,109
	Illinois – 6.0%
	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	A3	966,616
1,395	4.000%, 12/01/23	No Opt. Call	A3	1,486,121
1,000	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/30 – AGM Insured	4/28 at 100.00	AA	1,203,010
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018B:
1,390	5.000%, 4/01/30 – AGM Insured	4/28 at 100.00	AA	1,672,184
375	5.000%, 4/01/32 – AGM Insured	4/28 at 100.00	AA	446,059
705	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	11/19 at 100.00	N/R	705,114
	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A:
2,000	5.000%, 1/01/27 (AMT)	1/24 at 100.00	A	2,261,860
3,000	5.000%, 1/01/30 (AMT)	1/24 at 100.00	A	3,373,530
500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB	516,275
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019A:
725	5.000%, 12/01/38	12/29 at 100.00	AA+	898,551
760	5.000%, 12/01/39	12/29 at 100.00	AA+	938,691
795	5.000%, 12/01/40	12/29 at 100.00	AA+	976,952
770	5.000%, 12/01/41	12/29 at 100.00	AA+	942,234

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019B:
$930	5.000%, 12/01/38	12/29 at 100.00	AA+	$1,152,623
975	5.000%, 12/01/39	12/29 at 100.00	AA+	1,204,242
785	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BB+	838,262
360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 14.334%, 9/01/32, 144A (IF) (4)	9/22 at 100.00	AA+	489,715
1,045	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, 5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	AA	1,178,384
4,000	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35 (UB) (4)	8/27 at 100.00	AA	4,813,200
4,500	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Refunding Series 2018A, 4.250%, 1/01/44	1/28 at 100.00	A	4,844,790
3,000	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A, 5.000%, 1/01/36	1/27 at 100.00	A	3,479,640
5,000	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, 4.000%, 7/01/37	7/26 at 100.00	A	5,400,400
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A:
2,400	4.000%, 7/15/36 (UB) (4)	1/28 at 100.00	AA+	2,687,568
1,500	4.000%, 7/15/37 (UB) (4)	1/28 at 100.00	AA+	1,671,615
475	4.000%, 7/15/47 (UB) (4)	1/28 at 100.00	AA+	519,370
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
100	6.000%, 5/15/39	5/20 at 100.00	A	102,809
615	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	630,430
1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 4.000%, 11/15/33	11/25 at 100.00	A	1,077,370
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	Baa1	26,368
220	5.000%, 8/15/23	No Opt. Call	Baa1	244,972
1,250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (4)	10/25 at 100.00	AA+	1,440,975
4,830	Knox & Warren Counties Community Unit School District 205 Galesburg, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37	12/27 at 100.00	AA-	5,935,442
710	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	830,466
2,275	McHenry and Lake Counties Community High School District 156, Illinois, General Obligation Bonds, Series 2019, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,803,755

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$200	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	$210,080
1,325	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26	No Opt. Call	BBB	1,535,224
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
380	5.000%, 6/15/50	6/20 at 100.00	BBB	384,180
155	5.200%, 6/15/50	6/20 at 100.00	BBB	156,893
5,780	5.250%, 6/15/50	6/20 at 100.00	BBB	5,852,308
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	1,066,720
1,000	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2018B, 5.000%, 10/01/39	4/25 at 100.00	BBB+	1,094,000
750	Stephenson County School District 145 Freeport, Illinois, General Obligation Bonds, Limited School Series 2018A, 5.000%, 2/01/34 – AGM Insured	2/28 at 100.00	AA	909,863
4,000	The County of Will, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2019, 4.000%, 11/15/47	11/29 at 100.00	AA+	4,460,680
1,000	Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%, 12/01/43	12/22 at 100.00	Aaa	1,054,300
2,500	Winnetka, Cook County, Illinois, General Obligation Bonds, Series 2014, 5.000%, 12/15/43	12/21 at 100.00	Aaa	2,665,175
68,420	Total Illinois			77,149,016
	Indiana – 6.5%
1,700	Carmel Redevelopment District, Indiana, Certificates of Participation, Series 2010C, 6.500%, 7/15/35 (Pre-refunded 1/15/21)	1/21 at 100.00	N/R (5)	1,805,060
1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34 (Pre-refunded 1/15/20)	1/20 at 100.00	AAA (5)	1,008,170
	GCS School Building Corporation One, Elkhart County, Indiana, First Mortgage Bonds, Series 2019:
565	5.000%, 1/15/26	No Opt. Call	AA+	682,729
580	5.000%, 7/15/26	No Opt. Call	AA+	708,661
590	5.000%, 1/15/27	No Opt. Call	AA+	726,390
605	5.000%, 7/15/27	No Opt. Call	AA+	752,572
620	5.000%, 1/15/28	No Opt. Call	AA+	777,325
635	5.000%, 7/15/28	No Opt. Call	AA+	803,783
655	5.000%, 1/15/29	No Opt. Call	AA+	834,516
670	5.000%, 7/15/29	No Opt. Call	AA+	860,300
685	5.000%, 1/15/30	7/29 at 100.00	AA+	875,594
405	5.000%, 7/15/30	7/29 at 100.00	AA+	516,156
720	5.000%, 1/15/31	7/29 at 100.00	AA+	915,444
740	5.000%, 7/15/31	7/29 at 100.00	AA+	939,423

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2018:
$700	5.000%, 7/15/35	1/28 at 100.00	AA+	$858,914
795	5.000%, 7/15/36	1/28 at 100.00	AA+	973,000
500	5.000%, 7/15/37	1/28 at 100.00	AA+	609,895
1,000	5.000%, 7/15/38	1/28 at 100.00	AA+	1,216,530
1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	A-	1,612,380
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	A-	634,256
425	5.000%, 2/01/27	2/24 at 100.00	A-	480,467
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Series 2019:
1,100	5.000%, 2/01/33	8/29 at 100.00	A-	1,376,177
1,350	5.000%, 2/01/35	8/29 at 100.00	A-	1,674,810
2,565	Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw University Project, Series 2019, 5.000%, 7/01/37	7/29 at 100.00	A3	3,122,374
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39	12/19 at 100.00	B	525,777
3,725	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40	12/28 at 100.00	A1	4,470,298
850	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 4.000%, 11/01/48	11/28 at 100.00	AA-	925,812
2,800	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bond Series 2019A, 5.000%, 2/01/38	2/29 at 100.00	AAA	3,498,964
3,500	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bonds, Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AAA	4,473,315
	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2019D:
1,715	5.000%, 2/01/35 (AMT)	2/29 at 100.00	AAA	2,147,592
1,800	5.000%, 2/01/36 (AMT)	2/29 at 100.00	AAA	2,247,426
2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,386,691
1,420	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C, 5.000%, 1/01/38	7/26 at 100.00	A+	1,678,312
1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	1,147,620
670	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A+	800,034
1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%, 1/01/28 (AMT)	1/25 at 100.00	A1	1,733,655
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%, 2/01/49 (UB) (4)	2/29 at 100.00	AAA	6,094,100

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$1,350	Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Indyroads 2019A, Series 2019E, 5.000%, 1/01/32	1/29 at 100.00	AAA	$1,709,721
1,625	Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series 2018V, 5.000%, 7/01/36	7/28 at 100.00	AA	2,007,785
400	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Ba1	421,780
855	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2009, 5.000%, 1/05/20	No Opt. Call	AA+	860,258
	North Montgomery High School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
2,375	5.000%, 7/15/35	7/26 at 100.00	AA+	2,817,011
2,480	5.000%, 7/15/36	7/26 at 100.00	AA+	2,936,965
	Plymouth Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
1,655	5.000%, 1/15/34	7/28 at 100.00	AA+	2,056,851
3,655	5.000%, 7/15/36	7/28 at 100.00	AA+	4,519,042
	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
500	5.000%, 1/01/28	1/25 at 100.00	A	568,635
815	5.000%, 1/01/29	1/25 at 100.00	A	924,569
	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds, Series 2019:
1,590	5.000%, 7/15/37 (WI/DD, Settling 11/21/19)	1/30 at 100.00	AA+	1,961,996
3,300	5.000%, 7/15/38 (WI/DD, Settling 11/21/19)	1/30 at 100.00	AA+	4,048,704
1,710	5.000%, 1/15/39 (WI/DD, Settling 11/21/19)	1/30 at 100.00	AA+	2,089,363
69,500	Total Indiana			83,817,202
	Iowa – 0.5%
	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (AMT)	6/22 at 100.00	A2	1,070,960
1,000	5.000%, 6/01/28 (AMT)	6/22 at 100.00	A2	1,070,700
745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (AMT)	6/20 at 100.00	AA	760,578
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	12/19 at 100.00	B-	1,501,935
1,240	State University of Iowa, Revenue Bonds, Academic Building Series 2014A-SUI, 3.000%, 7/01/27	7/24 at 100.00	Aa1	1,320,811
5,485	Total Iowa			5,724,984
	Kansas – 1.4%
1,075	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Baa3	1,219,405
1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/29	9/24 at 100.00	AA	1,754,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$4,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2018A, 5.000%, 9/01/36	9/27 at 100.00	AA	$4,908,520
1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	AA-	1,257,000
205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	242,068
2,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 20193A, 5.000%, 9/01/37	9/29 at 100.00	Aa2	2,683,632
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA-	2,334,300
2,690	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B, 5.000%, 3/01/33 (WI/DD, Settling 12/03/19)	3/30 at 100.00	AA-	3,395,910
14,810	Total Kansas			17,795,385
	Kentucky – 0.4%
750	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26	No Opt. Call	Baa3	876,067
3,000	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A, 5.000%, 10/01/29	10/26 at 100.00	A+	3,612,210
3,750	Total Kentucky			4,488,277
	Louisiana – 2.0%
3,000	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Louisiana, Refunding Series 2018B, 5.000%, 4/01/37 – AGM Insured (AMT)	4/28 at 100.00	AA	3,574,320
860	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Refunding Series 2018B, 5.000%, 4/01/38 – AGM Insured (AMT)	4/28 at 100.00	AA	1,021,413
	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000	5.000%, 11/01/36 – AGM Insured	11/25 at 100.00	AA	1,169,680
805	5.000%, 11/01/37 – AGM Insured	11/25 at 100.00	AA	939,926
4,000	5.000%, 11/01/42 – AGM Insured	11/25 at 100.00	AA	4,659,960
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
2,000	5.000%, 5/15/33	5/27 at 100.00	A3	2,368,320
2,000	5.000%, 5/15/34	5/27 at 100.00	A3	2,360,520
2,640	5.000%, 5/15/35	5/27 at 100.00	A3	3,106,620
50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (5)	53,897
4,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/28	5/22 at 100.00	Aa2	4,257,960

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
$400	5.000%, 1/01/34 (AMT)	1/27 at 100.00	A-	$470,336
500	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A-	586,675
355	5.000%, 1/01/36 (AMT)	1/27 at 100.00	A-	415,811
21,610	Total Louisiana			24,985,438
	Maryland – 2.0%
730	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, 4.000%, 7/01/20	No Opt. Call	BBB-	738,665
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
205	4.000%, 7/01/20	No Opt. Call	A-	208,465
600	5.000%, 7/01/21	No Opt. Call	A-	635,268
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32	7/27 at 100.00	Baa3	289,542
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,085,790
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,084,240
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	544,425
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,299,444
625	5.000%, 7/01/40	7/25 at 100.00	A+	712,175
2,120	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	2,394,413
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A	1,228,970
7,700	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/48	10/28 at 100.00	AA+	9,326,933
5,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2018A, 5.000%, 7/15/31	7/28 at 100.00	AAA	6,362,050
21,930	Total Maryland			25,910,380
	Massachusetts – 1.2%
1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A	1,952,824
1,350	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/34	1/29 at 100.00	BBB+	1,642,437

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 11.295%, 12/15/34 (Pre-refunded 12/15/19), 144A (IF) (4)	12/19 at 100.00	AAA (5)	$542,137
2,085	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018B, 4.000%, 2/15/43	2/24 at 100.00	AA+	2,228,114
3,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/37	4/27 at 100.00	Aa1	4,242,420
3,885	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/44	11/27 at 100.00	Aa1	4,684,766
13,015	Total Massachusetts			15,292,698
	Michigan – 1.8%
	Coldwater Community Schools, Branch County, Michigan, General Obligation Bonds, School Building & Site Series 2018:
510	5.000%, 5/01/41	5/28 at 100.00	AA	622,302
1,220	5.000%, 5/01/42	5/28 at 100.00	AA	1,483,581
385	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	313,506
3,315	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39	12/21 at 100.00	AA-	3,541,381
4,450	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/34	6/22 at 100.00	AA-	4,824,067
1,000	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43 (UB) (4)	11/28 at 100.00	Aa3	1,208,860
	Oakland University, Michigan, General Revenue Bonds, Series 2019:
930	5.000%, 3/01/39	3/29 at 100.00	A1	1,143,184
1,000	5.000%, 3/01/40	3/29 at 100.00	A1	1,225,270
1,025	5.000%, 3/01/41	3/29 at 100.00	A1	1,252,796
1,900	Ottawa County, Michigan, General Obligation Bonds, Refunding Water Supply System Series 2015, 5.000%, 8/01/30	2/25 at 100.00	Aaa	2,218,079
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,330	5.000%, 9/01/31	3/24 at 100.00	A+	1,509,683
2,200	5.000%, 9/01/33	3/24 at 100.00	A+	2,489,762
1,140	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/35	11/25 at 100.00	Aa3	1,325,786
20,405	Total Michigan			23,158,257
	Minnesota – 0.7%
835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 102.00	BB+	886,737
1,000	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Series 2018C, 3.000%, 3/01/32	3/27 at 100.00	AAA	1,060,490

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes, Series 2019, 2.000%, 8/01/20	2/20 at 100.00	N/R	$2,003,880
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019:
1,155	3.000%, 12/01/29	No Opt. Call	BBB-	1,182,177
1,895	5.000%, 12/01/39	12/29 at 100.00	BBB-	2,216,373
1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	1,192,750
8,050	Total Minnesota			8,542,407
	Mississippi – 0.4%
750	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	809,888
1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA-	1,435,925
1,135	Mississippi Development Bank, Special Obligation Bonds, Rankin County School District General Obligation Project, Series 2019, 5.000%, 6/01/40	6/29 at 100.00	AA	1,395,948
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/29	10/25 at 100.00	A+	1,186,310
4,075	Total Mississippi			4,828,071
	Missouri – 1.3%
1,485	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	BBB	1,601,082
1,000	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 5.000%, 9/01/36	9/28 at 100.00	Aa3	1,229,180
2,000	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.250%, 9/01/25 (AMT)	9/21 at 100.00	A1	2,142,800
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
1,175	5.000%, 10/01/30	10/29 at 100.00	A	1,471,852
1,230	5.000%, 10/01/31	10/29 at 100.00	A	1,538,066
1,285	5.000%, 10/01/32	10/29 at 100.00	A	1,598,450
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2015B, 3.500%, 12/01/32	6/25 at 100.00	A+	1,589,070
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42 (UB) (4)	5/27 at 102.00	A+	537,560
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	303,174
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/35	12/25 at 100.00	AA+	274,865
430	4.000%, 12/01/37	12/25 at 100.00	AA+	469,969
850	4.000%, 12/01/38	12/25 at 100.00	AA+	926,865

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$835	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A	$1,035,759
277	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	12/19 at 100.00	N/R	166,591
1,500	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,626,120
14,617	Total Missouri			16,511,403
	Montana – 0.7%
	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018:
675	5.000%, 6/01/36	6/28 at 100.00	A	816,237
1,255	5.000%, 6/01/37	6/28 at 100.00	A	1,510,405
2,685	Montana State University, Facilities Revenue Bonds, Series 2018E, 5.000%, 11/15/43	11/27 at 100.00	Aa3	3,252,340
2,980	Yellowstone County K-12 School District 26 Lockwood, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35	7/28 at 100.00	A	3,675,860
7,595	Total Montana			9,254,842
	Nebraska – 1.0%
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045	5.000%, 11/15/36	5/27 at 100.00	AA-	1,248,252
1,070	5.000%, 11/15/37	5/27 at 100.00	AA-	1,272,979
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A	1,054,710
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	5.000%, 7/01/27	No Opt. Call	BBB	1,192,100
1,500	5.000%, 7/01/28	7/27 at 100.00	BBB	1,778,550
525	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29	7/25 at 100.00	BBB	606,349
600	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/34 (AMT)	12/26 at 100.00	AA-	716,502
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,215,070
2,800	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 5.000%, 12/15/47	6/28 at 100.00	Aa1	3,381,812
10,440	Total Nebraska			12,466,324
	Nevada – 1.2%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
505	5.000%, 9/01/31	9/27 at 100.00	A-	603,601
1,000	5.000%, 9/01/33	9/27 at 100.00	A-	1,187,670

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$4,000	Clark County, Nevada Airport Revenue Bonds, Senior Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	Aa2	$4,624,440
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41 (UB) (4)	6/26 at 100.00	AA+	2,366,300
1,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 4.000%, 6/01/37	6/22 at 100.00	AA+	1,048,040
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,250	4.000%, 12/01/23	No Opt. Call	N/R	1,312,050
995	4.250%, 12/01/24	No Opt. Call	N/R	1,063,765
	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018A:
100	5.000%, 6/01/35	12/28 at 100.00	A3	123,010
500	5.000%, 6/01/36	12/28 at 100.00	A3	613,330
1,000	5.000%, 6/01/37	12/28 at 100.00	A3	1,222,390
1,000	5.000%, 6/01/38	12/28 at 100.00	A3	1,218,600
13,350	Total Nevada			15,383,196
	New Hampshire – 0.5%
580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	A-	629,932
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017:
3,145	5.000%, 7/01/35	7/27 at 100.00	A-	3,705,785
1,950	5.000%, 7/01/37	7/27 at 100.00	A-	2,285,088
160	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36	2/28 at 100.00	A	193,416
5,835	Total New Hampshire			6,814,221
	New Jersey – 3.5%
1,250	Bergen County Improvement Authority, New Jersey, County Guaranteed Project Note, Bergen New Bridge Medical Center Project, Series 2019A, 4.000%, 9/01/20	No Opt. Call	N/R	1,277,588
700	Hudson County Improvement Authority, New Jersey, General Obligation Bonds, Local Unit Loan Program, County Guaranteed Pooled Notes, Series 2019A-1A, 3.000%, 3/06/20	No Opt. Call	N/R	704,347
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
460	5.000%, 7/15/23	No Opt. Call	BBB-	509,215
485	5.000%, 7/15/24	No Opt. Call	BBB-	548,317
510	5.000%, 7/15/25	No Opt. Call	BBB-	587,342
535	5.000%, 7/15/26	No Opt. Call	BBB-	626,153
560	5.000%, 7/15/27	No Opt. Call	BBB-	664,927
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25	No Opt. Call	A-	1,156,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
$1,755	5.000%, 10/01/22 (AMT)	No Opt. Call	Ba1	$1,916,004
1,525	5.000%, 10/01/23 (AMT)	No Opt. Call	Ba1	1,709,769
1,800	5.000%, 10/01/24 (AMT)	No Opt. Call	Ba1	2,064,456
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue, Refunding Series 2016A, 5.000%, 7/01/25	No Opt. Call	A-	2,344,520
5,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Refunding Series 2017, 5.000%, 10/01/29	4/28 at 100.00	BBB+	5,909,050
2,235	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28	6/26 at 100.00	A+	2,633,992
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	A-	1,932,900
250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A, 5.250%, 6/15/30	6/21 at 100.00	A-	263,600
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/15/36	6/21 at 100.00	A-	2,127,343
265	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	A-	280,964
325	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/33	6/22 at 100.00	A-	347,448
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
330	5.250%, 6/15/33	6/23 at 100.00	A-	362,089
645	5.000%, 6/15/36	6/23 at 100.00	A-	699,696
200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/32	6/25 at 100.00	A-	229,680
	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 1/01/32	1/27 at 100.00	A+	2,426,980
5,000	5.000%, 1/01/34	1/27 at 100.00	A+	6,040,350
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
120	14.027%, 1/01/43, 144A (IF) (4)	7/22 at 100.00	A+	165,516
190	14.027%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	N/R (5)	262,067
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
2,100	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	2,473,443
1,300	5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa1	1,528,618
1,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,465,962
1,500	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/32 – AGM Insured	11/29 at 100.00	AA	1,897,260
39,015	Total New Jersey			45,156,166

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico – 0.3%
$1,000	Albuquerque, New Mexico, General Obligation Bonds, General Purpose Series 2018A, 5.000%, 7/01/22	No Opt. Call	AAA	$1,100,670
2,880	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42	8/22 at 100.00	AA	3,103,229
3,880	Total New Mexico			4,203,899
	New York – 6.2%
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1:
1,750	4.000%, 7/01/36 (UB) (4)	7/27 at 100.00	AA	1,999,953
1,750	4.000%, 7/01/37 (UB) (4)	7/27 at 100.00	AA	1,993,565
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A, 5.000%, 8/01/30	8/28 at 100.00	BBB	2,464,140
300	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	358,017
750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	Aa1	821,482
1,260	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	BBB	1,475,561
4,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36	2/27 at 100.00	Aa2	5,458,860
320	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	436,778
340	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	485,795
1,455	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	1,652,865
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A	1,170,970
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/36	9/27 at 100.00	A	2,426,680
250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa1	264,850
925	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	BBB+	1,108,622
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	11/19 at 100.00	B-	2,499,175
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,424,031
370	5.000%, 7/01/32	7/25 at 100.00	BBB	421,878
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Subseries CC-1, 5.000%, 6/15/38	12/26 at 100.00	AA+	6,031,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/39	12/25 at 100.00	AA+	$5,929,050
1,930	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Series 2015, 5.000%, 6/15/46 (UB) (4)	6/25 at 100.00	AA+	2,242,699
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38	8/26 at 100.00	AAA	3,562,680
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F:
1,000	5.000%, 8/01/24	2/22 at 100.00	Aa1	1,084,180
2,000	5.000%, 8/01/25	2/22 at 100.00	Aa1	2,167,900
5,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/39	12/28 at 100.00	Aa1	6,181,400
775	New York City, New York, General Obligation Bonds, Series 2016A-1, 5.000%, 8/01/38 (UB) (4)	8/26 at 100.00	Aa1	919,282
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016B:
540	5.000%, 6/01/29	6/26 at 100.00	A	616,237
250	5.000%, 6/01/31	6/26 at 100.00	A-	281,625
2,840	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	3,134,054
3,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/42	6/27 at 100.00	AAA	3,618,510
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA (5)	642,120
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA (5)	1,433,560
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,065	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	1,133,650
5,080	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	5,645,760
	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	659,789
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	691,851
915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	996,920
1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (AMT)	10/21 at 100.00	AA-	1,337,750
1,530	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, 5.000%, 9/15/27 (AMT)	No Opt. Call	AA-	1,903,167
1,410	Poughkeepsie City, New York, Bond Anticipation Notes, Series 2019A, 3.000%, 5/02/20	No Opt. Call	Ba1	1,416,881
600	Poughkeepsie City, New York, General Obligation Bonds, Refunding Public Improvement Series 2019, 5.000%, 6/01/31	6/26 at 100.00	Ba1	676,332

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (AMT)	11/21 at 100.00	A1	$1,061,590
260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	311,667
68,900	Total New York			80,143,576
	North Carolina – 2.1%
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017B:
1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	1,187,720
1,000	5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa3	1,180,840
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019B:
890	5.000%, 7/01/29 (AMT)	No Opt. Call	Aa3	1,141,211
935	5.000%, 7/01/30 (AMT)	7/29 at 100.00	Aa3	1,190,021
985	5.000%, 7/01/31 (AMT)	7/29 at 100.00	Aa3	1,248,645
665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 11.296%, 7/01/38, 144A (IF) (4)	7/20 at 100.00	AAA	713,718
4,080	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/40	7/25 at 100.00	AAA	4,790,777
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015A:
125	5.000%, 10/01/41 (UB) (4)	10/25 at 100.00	AA+	147,303
1,020	5.000%, 10/01/55 (UB) (4)	10/25 at 100.00	AA+	1,186,505
350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	385,921
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,100,220
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,650,330
340	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 17.774%, 6/01/20, 144A (IF) (4)	No Opt. Call	N/R	376,700
750	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2017A, 5.000%, 10/01/37	10/23 at 103.00	BBB	837,352
3,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/31	1/29 at 100.00	BBB	4,342,520
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32	1/27 at 100.00	BBB	1,194,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A:
$1,110	5.000%, 5/01/31 (AMT)	5/27 at 100.00	Aa3	$1,347,507
1,750	5.000%, 5/01/32 (AMT)	5/27 at 100.00	Aa3	2,118,742
1,135	5.000%, 5/01/33 (AMT)	5/27 at 100.00	Aa3	1,370,002
23,135	Total North Carolina			27,510,984
	North Dakota – 0.5%
1,000	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2015B, 5.000%, 5/01/22	No Opt. Call	Aa1	1,094,060
1,365	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	AA-	1,637,795
1,500	University of North Dakota, Housing and Auxiliary Facilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,616,775
1,485	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/34	6/28 at 100.00	BBB-	1,732,075
5,350	Total North Dakota			6,080,705
	Ohio – 2.1%
	City of Elyria, Ohio, General Obligation Various Purpose Bonds, Series 2018:
1,315	5.000%, 12/01/39 – BAM Insured	6/23 at 100.00	AA	1,465,278
3,045	5.000%, 12/01/43 – BAM Insured	6/23 at 100.00	AA	3,381,808
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
115	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (5)	131,777
335	5.000%, 10/01/37	10/23 at 100.00	AA+	373,572
870	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38	4/28 at 100.00	AA	1,057,833
1,000	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37	6/26 at 100.00	Aa1	1,188,090
2,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/35	5/25 at 100.00	AA+	2,308,300
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,250	5.000%, 6/01/36	6/28 at 100.00	AAA	2,814,143
2,250	5.000%, 6/01/37	6/28 at 100.00	AAA	2,802,735
550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	598,956
445	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2010, 5.000%, 7/01/44	7/20 at 100.00	A	456,107
	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017:
500	5.000%, 7/01/34	7/27 at 100.00	A	601,830
495	5.000%, 7/01/42	7/27 at 100.00	A	584,872

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,500	Ohio State, Capital Facilities Lease-Appropriation Bonds, Special Obligation, Administrative Building Fund Projects, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	$3,036,325
3,045	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2014C, 3.000%, 3/01/28	3/23 at 100.00	AA+	3,188,480
2,040	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32	1/28 at 100.00	AA	2,532,028
375	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.000%, 12/01/20	No Opt. Call	BB-	384,761
23,130	Total Ohio			26,906,895
	Oklahoma – 0.9%
315	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	354,854
2,000	Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA-	2,387,820
500	Marshall County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%, 9/01/32	9/27 at 100.00	A-	599,445
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
775	5.000%, 8/15/28	No Opt. Call	Baa3	956,893
850	5.000%, 8/15/29	8/28 at 100.00	Baa3	1,040,485
1,370	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA-	1,615,559
3,850	University of Oklahoma, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/28	7/26 at 100.00	AA-	4,706,971
9,660	Total Oklahoma			11,662,027
	Oregon – 0.5%
950	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/38	6/29 at 100.00	Aa2	1,201,294
750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A	797,625
2,710	Multnomah County, Oregon, General Obligation Bonds, Full Faith & Credit Series 2017, 5.000%, 6/01/29	6/27 at 100.00	AAA	3,398,584
860	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/24 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	908,358
365	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	1/20 at 100.00	N/R	366,171
5,635	Total Oregon			6,672,032
	Pennsylvania – 4.4%
650	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/22	No Opt. Call	Baa3	702,403
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	116,606

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	$1,074,210
2,285	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/29	6/28 at 100.00	A1	2,837,650
700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	AA-	827,113
	Delaware County Authority, Revenue Bonds, Elwyn, Inc Project, Series 2017:
1,750	5.000%, 6/01/32	6/25 at 102.00	BBB	1,946,035
1,760	5.000%, 6/01/37	6/25 at 102.00	BBB	1,960,200
1,130	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 – AMBAC Insured	No Opt. Call	A1	1,437,258
1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 14.223%, 7/01/42 (Pre-refunded 1/01/22), 144A (IF)	1/22 at 100.00	N/R (5)	1,506,213
1,955	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2015B, 3.000%, 9/01/27	9/23 at 100.00	Aaa	2,065,536
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017A:
1,000	5.000%, 12/15/26	No Opt. Call	AA	1,198,490
500	5.000%, 12/15/27	No Opt. Call	AA	606,825
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017B:
500	5.000%, 12/15/26	No Opt. Call	AA	599,245
500	5.000%, 12/15/27	No Opt. Call	AA	606,825
1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,332,825
3,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/34	9/28 at 100.00	A	4,358,880
1,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 4.125%, 12/31/38 (AMT)	6/26 at 100.00	BBB	1,053,540
2,290	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45	3/25 at 100.00	A	2,579,296
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2018A, 5.000%, 2/15/48 (UB) (4)	2/28 at 100.00	AA+	6,085,400
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 2.150%, 4/01/20 (AMT)	No Opt. Call	AA+	1,503,450
4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/25	No Opt. Call	A1	4,822,640
500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	571,415
865	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23, 144A	6/20 at 100.00	BB	880,475
1,845	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%, 9/01/36	3/27 at 100.00	A	2,163,189

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	$508,355
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (AMT)	6/25 at 100.00	A	1,766,640
3,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/35 (AMT)	7/27 at 100.00	A	3,581,160
600	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 – AGM Insured	9/29 at 100.00	AA	761,844
4,740	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/38 (UB) (4)	6/29 at 100.00	Aa3	5,873,144
725	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa3	842,087
590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	685,633
48,405	Total Pennsylvania			56,854,582
	Rhode Island – 0.5%
1,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2015, 5.000%, 11/01/40	11/25 at 100.00	A	1,748,955
	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016:
1,500	5.000%, 5/15/30	5/26 at 100.00	BBB+	1,767,510
2,200	5.000%, 5/15/31	5/26 at 100.00	BBB+	2,579,874
5,200	Total Rhode Island			6,096,339
	South Carolina – 1.5%
1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (AMT)	No Opt. Call	A+	1,063,720
	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019:
1,000	5.000%, 7/01/36	7/29 at 100.00	A+	1,261,230
800	5.000%, 7/01/37	7/29 at 100.00	A+	1,005,152
3,005	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Wofford College, Series 2019, 5.000%, 4/01/49	4/29 at 100.00	A-	3,550,077
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
165	5.750%, 11/01/23	No Opt. Call	N/R	170,674
180	7.000%, 11/01/33	11/24 at 100.00	N/R	200,684
785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (AMT)	7/25 at 100.00	A+	909,737
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
2,840	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A+	3,449,691
450	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	531,612
2,525	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa3 (5)	2,707,456

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	Spartanburg County School District 7, South Carolina, General Obligation Bonds, Series 2018B:
$825	5.000%, 3/01/30	3/29 at 100.00	Aa1	$1,063,664
1,340	5.000%, 3/01/37	3/29 at 100.00	Aa1	1,680,347
1,495	5.000%, 3/01/38	3/29 at 100.00	Aa1	1,867,988
16,410	Total South Carolina			19,462,032
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	AA-	1,196,840
2,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	3,266,875
3,765	Total South Dakota			4,463,715
	Tennessee – 0.7%
1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,033,820
1,820	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A	2,185,784
1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/27	No Opt. Call	BBB	1,676,122
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
105	0.000%, 6/15/27 (7)	No Opt. Call	N/R	63,000
300	0.000%, 6/15/37 (7)	6/27 at 100.00	N/R	180,000
830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	976,371
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40	7/23 at 100.00	AA	1,674,645
1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (AMT)	7/25 at 100.00	A+	1,562,530
8,305	Total Tennessee			9,352,272
	Texas – 10.9%
1,535	Alamo Community College District, Bexar County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36	8/27 at 100.00	AAA	1,889,493
560	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%, 12/01/35	6/27 at 100.00	AAA	675,814
1,535	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB-	1,557,211
485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	577,519

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
$500	5.000%, 1/01/32, 144A	1/27 at 100.00	BBB+	$584,775
500	5.000%, 1/01/33, 144A	1/27 at 100.00	BBB+	582,895
890	Austin, Texas, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/35	11/26 at 100.00	A1	1,066,371
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
665	5.000%, 11/15/32 (AMT)	11/29 at 100.00	A1	836,836
2,000	5.000%, 11/15/33 (AMT)	11/29 at 100.00	A1	2,510,760
3,200	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA	3,729,408
1,000	Austin-Berghorst Landhost Enterprises, Inc, Texas, Airport Hotel Revenue Bonds, Refunding & Improvement Senior Series 2017, 5.000%, 10/01/35	10/27 at 100.00	A-	1,198,740
2,000	Bexar County Hospital District, Texas, Certificates of Obligation, Refunding Limited Tax Series 2016, 5.000%, 2/15/29	2/26 at 100.00	Aa1	2,411,980
1,825	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A-	1,994,688
1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB+	1,429,930
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
360	5.000%, 1/01/35	7/25 at 100.00	A-	413,676
1,695	5.000%, 1/01/40	7/25 at 100.00	A-	1,930,080
410	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21 (ETM)	No Opt. Call	A- (5)	424,235
140	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB-	141,379
5,345	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/41	12/25 at 100.00	AA+	6,275,511
5,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (AMT)	11/22 at 100.00	A+	6,411,577
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Pre-refunded 11/01/20) (AMT)	11/20 at 100.00	A+ (5)	2,072,680
870	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	1,019,083
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/43 (UB) (4)	4/28 at 100.00	AA+	6,034,600
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
955	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,067,843
1,230	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,375,337
10,000	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/37	10/27 at 100.00	AAA	11,352,800
605	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/26	11/24 at 100.00	A3	695,248

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,630	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2012A, 5.000%, 7/01/29 (AMT)	7/22 at 100.00	A+	$1,774,809
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A:
2,625	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A1	3,230,246
2,000	5.000%, 7/01/35 (AMT)	7/28 at 100.00	A1	2,431,600
1,750	5.000%, 7/01/36 (AMT)	7/28 at 100.00	A1	2,121,980
1,665	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/32 (AMT)	7/28 at 100.00	AA	2,041,040
2,855	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2013A, 5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	3,215,501
490	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 4.000%, 8/15/25	12/19 at 100.00	BBB+	490,578
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	A	1,598,716
1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/32 (AMT)	11/25 at 100.00	A1	1,164,640
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	565,035
300	5.000%, 1/01/25	1/24 at 100.00	A	340,185
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
1,585	5.000%, 9/15/29	9/25 at 100.00	BBB-	1,821,514
1,060	5.000%, 9/15/31	9/25 at 100.00	BBB-	1,209,608
585	New Hope Cultural Education Facilities Finance Corporation, Texas, Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton, LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	682,882
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,500	5.000%, 7/01/23	No Opt. Call	B3	1,405,035
750	5.000%, 7/01/30	7/25 at 100.00	B3	699,038
2,000	5.000%, 7/01/35	7/25 at 100.00	B3	1,859,900
1,000	5.000%, 7/01/47	7/25 at 100.00	B3	926,880
2,895	North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/29	1/26 at 100.00	BBB	3,372,762
2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB-	3,355,359
1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB- (5)	1,097,610
3,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	3,716,100

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/31	1/28 at 100.00	A	$1,859,175
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2018:
1,050	5.000%, 6/01/34 (AMT)	6/28 at 100.00	A	1,241,373
1,105	5.000%, 6/01/35 (AMT)	6/28 at 100.00	A	1,303,911
1,500	San Antonio, Texas, Airport System Revenue Bonds, Improvement Series 2015, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	1,707,615
4,140	San Antonio, Texas, Water System Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/29	5/22 at 100.00	AA+	4,516,781
1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,682,568
890	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University Project, Refunding Series 2017, 5.000%, 10/01/39	10/27 at 100.00	AA-	1,077,274
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	392,992
455	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	527,809
225	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	12/19 at 100.00	BB-	225,540
1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (AMT)	8/24 at 100.00	AAA	1,461,744
	Texas State, General Obligation Bonds, Refunding College Student Loan Series 2019:
4,230	5.000%, 8/01/32 (AMT)	No Opt. Call	AAA	5,637,913
4,445	5.000%, 8/01/33 (AMT)	No Opt. Call	AAA	5,985,192
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,348,640
1,330	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A	1,431,413
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
500	5.000%, 8/15/24	No Opt. Call	BBB+	579,410
1,140	5.000%, 8/15/29	8/24 at 100.00	BBB+	1,304,035
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,063,550
2,000	University of Houston, Texas, Consolidated Revenue Bonds, Refunding Series 2017C, 5.000%, 2/15/29	2/26 at 100.00	AA	2,410,640
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	12/19 at 100.00	BBB	1,002,370
1,645	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A, 5.000%, 9/01/39	9/26 at 100.00	BBB	1,861,202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	$988,280
121,015	Total Texas			139,990,914
	Utah – 1.1%
1,255	Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38	6/28 at 100.00	AA+	1,562,023
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A:
1,875	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A+	2,243,662
2,280	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A+	2,721,682
2,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/30 (AMT)	7/28 at 100.00	A+	2,470,140
100	Utah Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB-	101,669
1,550	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB	1,579,001
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
500	5.000%, 10/15/29	10/27 at 100.00	AA	607,110
500	5.000%, 10/15/31	10/27 at 100.00	AA	603,275
400	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47	5/24 at 100.00	AA+	424,844
	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	539,260
520	5.400%, 10/15/36 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	562,328
11,480	Total Utah			13,414,994
	Vermont – 0.3%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
1,270	5.000%, 12/01/37	6/26 at 100.00	A+	1,490,040
1,500	5.000%, 12/01/38	6/26 at 100.00	A+	1,756,635
2,770	Total Vermont			3,246,675
	Virginia – 1.1%
1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,260,704
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (4)	5/28 at 100.00	AA+	2,208,060
1,400	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014, 5.000%, 6/15/33	6/24 at 100.00	A3	1,592,626
3,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	3,221,370

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$475	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 5.000%, 6/15/27	6/26 at 100.00	A3	$573,254
815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,163,461
1,750	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	2,018,783
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (AMT)	7/22 at 100.00	BBB	43,238
1,400	5.000%, 1/01/27 (AMT)	7/22 at 100.00	BBB	1,519,560
11,945	Total Virginia			13,601,056
	Washington – 3.0%
	Camas, Washington, Water and Sewer Revenue Bonds, Series 2019:
720	5.000%, 12/01/44	12/28 at 100.00	Aa3	871,128
1,255	5.000%, 12/01/47	12/28 at 100.00	Aa3	1,515,864
3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/35 (UB) (4)	11/26 at 100.00	AAA	3,637,590
1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (AMT)	7/21 at 100.00	AA+	1,813,220
2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (AMT)	7/21 at 100.00	AA+	2,664,800
1,915	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A, 5.000%, 7/01/36	7/29 at 100.00	Aa1	2,430,652
1,355	Lakewood Water District, Pierce County, Washington, Water Revenue Bonds, 2019A, 5.000%, 12/01/44 (AMT)	12/28 at 100.00	AA-	1,618,683
1,975	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	AA-	2,243,304
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (AMT)	10/24 at 100.00	AA-	2,303,980
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2012A, 5.000%, 8/01/29	8/22 at 100.00	AA-	5,480,100
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	1,043,670
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2015B, 5.000%, 10/01/38 (UB)	4/25 at 100.00	Aa2	1,146,080
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (4)	10/27 at 100.00	Aa2	2,380,180
2,745	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 5.000%, 8/15/35	8/27 at 100.00	BBB	3,175,224
5,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/36	7/28 at 100.00	A1	6,128,850
33,165	Total Washington			38,453,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 0.2%
$1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	$1,244,070
250	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	274,670
1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,440,863
2,650	Total West Virginia			2,959,603
	Wisconsin – 1.6%
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	Baa3	158,969
905	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	949,770
1,775	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	1,981,219
485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 13.867%, 4/01/38, 144A (IF) (4)	4/23 at 100.00	AA-	674,029
440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc, Tender Option Bond Trust 2016-XL0008, 15.952%, 8/15/37 (Pre-refunded 2/15/20), 144A (IF) (4)	2/20 at 100.00	N/R (5)	460,460
685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2012, 5.000%, 11/15/44	11/22 at 100.00	AA-	736,067
2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A-	2,789,382
335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	378,265
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,840	5.000%, 9/01/28	9/27 at 100.00	BBB-	2,185,791
700	5.000%, 9/01/29	9/27 at 100.00	BBB-	826,133
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	5,973,400
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014, 5.125%, 5/01/29	5/24 at 100.00	N/R	1,081,670
1,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	1,803,893
17,230	Total Wisconsin			19,999,048
	Wyoming – 0.3%
1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (5)	1,064,440
2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,122,540

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
$1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured	1/27 at 100.00	AA	$1,183,800
4,000	Total Wyoming			4,370,780
$1,168,556	Total Long-Term Investments (cost $1,282,696,822)			1,353,455,302
	Floating Rate Obligations – (7.0)%			(90,415,000)
	Other Assets Less Liabilities – 1.6%			21,458,535
	Net Assets – 100%			$1,284,498,837
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,353,455,302	$ —	$1,353,455,302

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.